Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net interest income
Loans	SFr 1,679	SFr 1,603	SFr 1,447	SFr 3,282	SFr 2,907
Investment securities	20	10	12	30	23
Trading assets	1,968	1,572	2,040	3,540	3,658
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	706	657	632	1,363	1,239
Other	717	609	471	1,326	817
Interest and dividend income	5,090	4,451	4,602	9,541	8,644
Deposits	(587)	(450)	(328)	(1,037)	(633)
Short-term borrowings	(123)	(82)	(40)	(205)	(73)
Trading liabilities	(1,144)	(860)	(1,178)	(2,004)	(1,966)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(477)	(399)	(324)	(876)	(577)
Long-term debt	(982)	(910)	(893)	(1,892)	(1,846)
Other	(184)	(165)	(102)	(349)	(179)
Interest expense	(3,497)	(2,866)	(2,865)	(6,363)	(5,274)
Net interest income	1,593	SFr 1,585	1,737	3,178	3,370
Bank
Net interest income
Loans				3,285	2,907
Investment securities				30	23
Trading assets				3,540	3,659
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions				1,363	1,239
Other				1,328	817
Interest and dividend income	5,094		4,602	9,546	8,645
Deposits				(1,038)	(638)
Short-term borrowings				(210)	(73)
Trading liabilities				(2,004)	(1,969)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions				(876)	(577)
Long-term debt				(1,828)	(1,771)
Other				(347)	(177)
Interest expense	(3,467)		(2,857)	(6,303)	(5,205)
Net interest income	SFr 1,627		SFr 1,745	SFr 3,243	SFr 3,440